Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 991	$ 904
2034 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	2
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	220	221
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	549	558
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	121	123
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 99	$ 0